Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Summary of Stock Option Activity

Stock Option Activity
(millions of shares and Canadian dollars)	2022		2021
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
Number outstanding, beginning of year	12.2	$65.36	13.1	$61.27
Granted	2.5	95.33	2.2	71.88
Exercised	(1.8)	57.65	(2.8)	50.67

Forfeited/expired	(0.1)	80.75	(0.3)	71.50
Number outstanding, end of year	12.8	$72.05	12.2	$65.36

Exercisable, end of year	4.4	$60.16	4.4	$54.36

Range of Exercise Prices

Range of Exercise Prices
(millions of shares and Canadian dollars)	Options outstanding			Options exercisable
	Number of shares outstanding	Weighted- average remaining contractual life (years)	Weighted- average exercise price	Number of shares exercisable	Weighted- average exercise price
$40.54 – $47.59	0.7	0.8	46.28	0.7	46.28
$52.46 – $53.15	1.5	2.6	52.84	1.5	52.84
$65.75 – $69.39	3.0	5.3	68.17	1.0	65.75
$71.88 – $72.64	3.3	6.9	72.16	1.2	72.64

$72.84 – $95.33	4.3	8.1	85.39	–	–

Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions used for estimating the fair value of options for the years ended October 31, 2022 and October 31, 2021.

Assumptions Used for Estimating the Fair Value of Options
(in Canadian dollars, except as noted)	2022	2021
Risk-free interest rate	1.47%	0.71%
Option contractual life	10 years	10 years
Expected volatility 1	17.89%	18.50%
Expected dividend yield	3.66%	3.61%

Exercise price/share price	$95.33	$71.88